Shareholder Report, Line Graph (Details) - USD ($)		10 Months Ended	12 Months Ended	22 Months Ended	34 Months Ended	46 Months Ended
	Mar. 30, 2022	Jan. 31, 2023	Jan. 31, 2026	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2026
C000234954
Account Value [Line Items]
Line Graph and Table Measure Name			Regents Park Hedged Market Strategy ETF
Accumulated Value	$ 10,000	$ 8,619		$ 9,667	$ 11,435	$ 12,541
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000	$ 8,981		$ 10,850	$ 13,713	$ 15,954